SUBSEQUENT EVENTS (Details Narrative) - USD ($)				12 Months Ended
	Apr. 24, 2025	Jan. 25, 2024	Jul. 20, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 27, 2025
Subsequent Event [Line Items]
Debt Instrument, Decrease, Forgiveness				$ 4,098,541
Stock Issued During Period, Value, New Issues					$ 45,000
Common Stock [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share				$ 5.00
Stock Issued During Period, Value, New Issues				$ 10,000,000.0
Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				2,000,000
Proceeds from Issuance Initial Public Offering				$ 10,000,000.0
Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Payments to Acquire Productive Assets		$ 3,500,000
Pointe Medical Services Inc [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross			$ 15,800,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Effective Percentage						20.00%
Debt Instrument, Face Amount						$ 250,000
P P P Loan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Decrease, Forgiveness	$ 471,300